Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

38Subsequent events

Regarding the consideration of RMB1.77 million generated from the disposal of the Changsha Peng’ai Aesthetic Medical Hospital Co., Ltd., in 2024, the Company collected RMB300,000 according to the negotiation, resulting in a loss of 1.47 million.